May 4, 2010

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, NE

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual

Variable Life Separate Account I

Post-Effective Amendment No. 15 to Registration Statement on Form N-6

Prospectus Title: Strategic Group Variable Universal Life®

File Nos. 333-22557, 811-08075

Class Identifier: C000027261

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company and its separate account, Massachusetts Mutual Variable Life Separate Account I, I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 15 (the “Most Recent Amendment”) to the above-referenced Registration Statement that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in the Most Recent Amendment, which was filed on April 27, 2010 and declared effective on May 1, 2010; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/    Angela N. Brown

Angela N. Brown

Assistant Vice President and Counsel

Massachusetts Mutual Life Insurance Company